Investments - Schedule of Method of Fair Valuation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 2,371	$ 2,681
Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	2,399	2,724
Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	189	289
Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	233	280
Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1,949	2,112
Liquid Mutual Funds | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Liquid Mutual Funds | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 119	266
Target Maturity Fund Units | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Target Maturity Fund Units | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 49
Quoted Debt Securities | Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and marketobservable inputs
Quoted Debt Securities | Amortized Cost | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 261	323
Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and marketobservable inputs
Quoted Debt Securities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1,400	1,634
Commercial Paper | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Commercial Paper | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 90
Certificates of Deposit | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Certificates of Deposit | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 435	452
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method,Market multiples method,Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value		3
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method,Market multiples method,Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 24	26
Unquoted Compulsorily Convertible Debentures | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method
Unquoted Compulsorily Convertible Debentures | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value		1
Others | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method,Market multiples method,Option pricing model
Others | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 21	$ 19